Related Party Transactions (Detail Textuals 2) - USD ($)		1 Months Ended		3 Months Ended	7 Months Ended	12 Months Ended
	Sep. 07, 2018	Sep. 28, 2018	Sep. 17, 2018	Jun. 30, 2018	Jul. 31, 2018	Dec. 31, 2018	Sep. 30, 2019	Oct. 31, 2018	Sep. 07, 2017
Related Party Transaction [Line Items]
Convertible note-long term						$ 11,313,770	$ 12,627,531
Stock Issued During Period, Value, Acquisitions				$ 7,800,000		$ 7,800,000
Subscription Agreement [Member] | SSSIG
Related Party Transaction [Line Items]
Total amount of investment					$ 1,100,000
Subscription Agreement [Member] | Hooxi
Related Party Transaction [Line Items]
Number of common shares to be purchased pursuant to agreement		1,173,333
Stock Issued During Period, Value, Acquisitions		$ 2,000,000
Payments to acquire common shares		$ 2,000,000
Share Purchase Agreements With Sssig [Member] | Hooxi
Related Party Transaction [Line Items]
Number of common shares received at fair market value in consideration for the company's common stock of equivalent value			8,583,034
Number of additional common shares received as award of performance shares			3,240,433
Bruno Wu ("Mr.Wu") | Share Purchase & Option Agreement [Member] | Hooxi
Related Party Transaction [Line Items]
Percentage of ownership interest acquired	50.00%
Fintalk | Purchase and Assumption Agreement (the "SSIL Agreement") | SSSIG
Related Party Transaction [Line Items]
Convertible note-long term									$ 1,000,000
Common stock fair market value									$ 6,000,000
Purchase price	$ 7,000,000
Prepaid Expense								$ 1,000,000